Share-based payments - Summary of Other Equity Instruments in Share Based Payment Arrangement (Detail) - £ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Disclosure Of Other Equity Instruments In Sharebased Payment Arrangement [Line Items]
Weighted average fair value of awards granted	£ 13.981	£ 11.699	£ 13.801	£ 12.083
Weighted average share price at date of exercise	£ 13.296	£ 13.704	£ 16.421	£ 11.852
Weighted average remaining contractual life	4 years 3 months 18 days	3 years 2 months 12 days	4 years	3 years 3 months 18 days
Profitable Growth Incentive Plan Awards [Member]
Disclosure Of Other Equity Instruments In Sharebased Payment Arrangement [Line Items]
Weighted average fair value of awards granted		£ 13.82	£ 13.604
Weighted average remaining contractual life		2 years 7 months 6 days	3 years 4 months 24 days
Ab Share Awards [Member]
Disclosure Of Other Equity Instruments In Sharebased Payment Arrangement [Line Items]
Weighted average fair value of awards granted	£ 12.889		£ 12.802	£ 11.378
Weighted average remaining contractual life	10 months 24 days			1 year 4 months 24 days
Abcam Growth Plan [Member]
Disclosure Of Other Equity Instruments In Sharebased Payment Arrangement [Line Items]
Weighted average fair value of awards granted		£ 13.986
Weighted average share price at date of exercise		£ 0
Weighted average remaining contractual life		1 year 10 months 24 days